VIA EDGAR

Securities and Exchange Commission 100 F. Street N.E. Washington, D.C. 20549-0506

Re:	Separate Account VA A

File No. 811-09172, CIK 0001034624

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA A, a unit investment trust registered under the Act, recently mailed to its contract owners the annual report for the following underlying management investment companies: Atlas Insurance Trust ; AEGON/Transamerica Series Trust; AIM Variable Insurance Funds; AllianceBernstein Variable Products Series Fund, Inc.; The Dreyfus Socially Responsible Growth Fund, Inc.; Dreyfus Variable Investment Fund; Federated Insurance Series; and Janus Aspen Series. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On March 1, 2007, Atlas Insurance Trust filed its annual report with the Commission via EDGAR (CIK: 0001031877);

•	On March 8, 2007, AEGON/Transamerica Series Trust, filed its annual report with the Commission via EDGAR (CIK: 0000778207);

•	On February 23, 2007, AIM Variable Insurance Funds filed its report with the Commission via EDGAR (CIK: 0000896435);

•	On March 5, 2007, AllianceBernstein Variable Products Series Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000825316);

•	On February 26, 2007, The Dreyfus Socially Responsible Growth Fund, Inc. filed its annual report with the Commission via EDGAR (CIK: 0000890064);

Securities and Exchange Commission

•	On February 21, 2007, Dreyfus Variable Investment Fund filed its annual report with the Commission via EDGAR (CIK: 0000813383);

•	On March 1, 2007, Federated Insurance Series filed its annual report with the Commission via EDGAR (CIK: 0000912577); and

•	On February 23, 2007, Janus Aspen Series filed its annual report with the Commission via EDGAR (CIK: 0000906185).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith
Darin D. Smith, Vice President
Transamerica Life Insurance Company